Note 1 - Organization and Basis of Presentation (Details Textual)			1 Months Ended
	May 31, 2019 USD ($)	May 03, 2019	May 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Cash and Cash Equivalents, at Carrying Value, Ending Balance					$ 24,000	$ 1,887,000	$ 4,301,000
Loans Payable, Total						4,200,000
Retained Earnings (Accumulated Deficit), Ending Balance					(44,417,000)	$ (37,279,000)	$ (31,294,000)
Majority Investors [Member]
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Majority Investors [Member] | First Note to Fund the Company's Operations [Member]
Proceeds from Notes Payable, Total				$ 2,000,000
Majority Investors [Member] | Second Note to Fund the Company's Operations [Member]
Proceeds from Notes Payable, Total	$ 500,000		$ 500,000
Majority Investors [Member] | Notes to Fund the Company's Operations [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.00%		8.00%
Convertible Debt [Member]
Notes Payable, Total					5,600,000	$ 4,600,000
Oxford Finance, LLC [Member]
Loans Payable, Total					$ 3,000,000
Reverse Stock Split From [Member] | Alliqua Biomedical, Inc. [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		6
Alliqua Biomedical, Inc. [Member]
Business Acquisition, Exchange Ratio		0.0359